11. Trade and Other Payables	12 Months Ended
Jun. 30, 2019
Trade and other payables [abstract]
Trade and Other Payables
CURRENT	2019 $	2018 $
Unsecured liabilities:
Trade payables	4,732	9,730
Sundry payables and accrued expenses	14,553	10,990
	19,285	20,720